Deferred Income Tax - Summary of Deferred Income Tax (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income taxes [line items]
Deferred income tax asset	S/ 240,919	S/ 425,436
Deferred income tax liability	(112,734)	(75,347)
Deferred income tax asset, net	128,185	350,089	S/ 364,225	S/ 353,839
Up to 1 year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	37,927	48,889
Deferred income tax liability	(19,791)	(9,067)
Later than one year [member]
Disclosure of deferred income taxes [line items]
Deferred income tax asset	202,992	376,547
Deferred income tax liability	S/ (92,943)	S/ (66,280)